CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ 14,690,701	$ 19,179,245	$ (5,949,858)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share-based compensation	13,370,377	6,054,612	4,062,600
Depreciation and amortization	1,338,968	928,414	752,167
Unrealized fair value change of financial instruments held, at fair value	(1,081,873)	(6,281)	(1,659,469)
(Gain) loss on disposal of subsidiaries	115,681		(467,500)
Loss from equity investments, including impairments	571,440	191,603	755,524
Allowance for doubtful accounts	426,953	91,788
Loss on disposal of property and equipment	24,844	119,136	34,467
Foreign currency exchange (gain) loss	3,265,271	2,918,701	(284,153)
Deferred tax (benefit) expense	(662,310)	1,772,670	(6,215,140)
Interest expense from convertible bonds	1,294,203
Fair value change from convertible bonds	(4,194,848)
Changes in operating assets and liabilities:
Financial instruments held, at fair value	(2,258,578)	14,324,985	(6,627,630)
Receivables from customers	(292,868,761)	(266,193,537)	(101,438,442)
Receivables from brokers, dealers and clearing organizations	(82,000,320)	(602,544,944)	(183,103,763)
Amounts due from/to related parties	3,084,210	(390,683)	401,748
Prepaid expenses and other current assets	(4,350,422)	(3,531,256)	(1,259,888)
Operating lease right-of-use assets	667,243	(1,548,204)	2,251,301
Other non-current assets	(1,072,518)	(130,244)	(435,614)
Payables to customers	810,443,951	1,183,682,588	481,105,480
Payables to brokers, dealers and clearing organizations	(52,871,884)	168,580,067	55,078,762
Accrued expenses and other current liabilities	6,590,630	10,256,244	6,200,824
Operating lease liabilities	(1,504,339)	1,365,635	(2,142,202)
Deferred income	185,337	160,476	2,249,925
Net cash provided by operating activities	413,203,956	535,281,015	243,309,139
Cash flows from investing activities:
Purchase of property, equipment and intangible assets	(4,967,842)	(978,142)	(1,317,435)
Disposal of property, equipment and software	3,308
Prepayment for acquisition and long-term investments subject to certain closing conditions			(854,891)
Payment for long-term investments	(2,450,736)		(600,000)
Cash paid for acquisition, net of cash acquired	2,584,303		(6,008,680)
Cash-segregated for regulatory purpose acquired from acquisition	2,166,432		22,094,198
Repayment of loans from related parties	110,487		1,585,591
Cash received from disposal of a subsidiary	79,634		106,105
Purchase of term deposits	(17,460,305)	(31,449,568)	(65,601,207)
Maturity of term deposits	33,088,423	78,374,132	29,999,865
Advances to employees	(126,779)	(1,462,052)	(1,154,938)
Loans to related parties	(2,155,038)	(928,751)	(288,719)
Dividend received	46,938
Net cash (used in) provided by investing activities	10,918,825	43,555,619	(22,040,111)
Cash flows from financing activities:
Proceeds received from issuance of convertible bonds	154,909,777
Proceeds received from issuance of Series C convertible redeemable preferred shares			800,000
Net proceeds received from follow-on public offering (net of offering cost of US$1,215,162)	175,421,594
Net proceeds received from initial public offering (net of offering cost of US$3,462,099)			114,765,901
Proceeds received from issuance of Class A Ordinary Shares upon settlement of share-based awards	549,984	5,317	201,010
Capital contribution in sponsored fund from redeemable non-controlling interest		4,251,549	239,609
Payment to redeemable non-controlling interest due to disposal of sponsored fund		(10,450,123)
Repayment of loans to bank			(1,100,000)
Purchases of treasury stock		(2,172,819)
Net cash provided by (used in) financing activities	330,881,355	(8,366,076)	114,906,520
Increase in cash, cash equivalents and restricted cash	755,004,136	570,470,558	336,175,548
Effect of exchange rate changes	(1,718,832)	(194,554)	45,693
Cash, cash equivalents and restricted cash at beginning of the year	947,599,651	377,323,647	41,102,406
Cash, cash equivalents and restricted cash at end of the year	1,700,884,955	947,599,651	377,323,647
Cash, cash equivalents and restricted cash:
Cash and cash equivalents	269,057,708	79,652,897	59,408,555
Cash-segregated for regulatory purpose	1,431,827,247	867,946,754	317,915,092
Supplemental disclosure of cash flow information:
Income taxes paid	5,586,372	266,269	762,179
Acquisition consideration paid	$ 1,079,830		6,348,290
Non-cash investing activity:
Loan converted to long‑term investment			$ 3,846,699
Prepayment converted to long-term investment and loans to related parties		$ 654,891